Average Annual Total Returns(Table)	Delaware VIP International Series Standard 1 year	Delaware VIP International Series Standard 5 years	Delaware VIP International Series Standard 10 years	MSCI EAFE (Europe, Australasia, Far East) Index (gross) 1 year		MSCI EAFE (Europe, Australasia, Far East) Index (gross) 5 years		MSCI EAFE (Europe, Australasia, Far East) Index (gross) 10 years		MSCI EAFE (Europe, Australasia, Far East) Index (net) 1 year		MSCI EAFE (Europe, Australasia, Far East) Index (net) 5 years		MSCI EAFE (Europe, Australasia, Far East) Index (net) 10 years
Total	24.91%	7.66%	8.11%	22.66%	[1]	6.18%	[1]	5.99%	[1]	22.01%	[2]	5.67%	[2]	5.50%	[2]

[1]	reflects the deduction of foreign withholding taxes on dividends
[2]	reflects no deduction for foreign withholding taxes on dividends